Contract revenues and other operating income - Licensing and collaboration agreement (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Contract revenues and other operating income
Contract revenue	SFr 0.0	SFr 0.0	SFr 0.0	SFr 0.0